Long-term investment	12 Months Ended
Dec. 31, 2023
Long-term investment
Long-term investment

11.Long-term investment

	As of
	December 31,
	2022	2023
	RMB	RMB
Equity investments	5,190	6,438

The long-term investments were included in “Other non-current assets” as presented on the Group’s consolidated balance sheets.

As of December 31, 2022 and 2023, the Group’s long-term investments primarily included the equity investments in privately-held companies as below.

In 2018, the Group invested in preferred shares of Firestorm Holdings Limited (“Firestorm”) with a consideration of cash in US$2,137. Firestorm operates an open platform in Indonesia for discovery and recommendation of financial products. In 2022, the financial performance of Firestorm significantly deteriorated, which was mainly attributable to the COVID-19 impact. As such, the Group performed quantitative impairment test for this long-term investment and recognized a whole impairment of Firestorm for US$2,137 (RMB14,751). In January 2024, the Company, together with all other shareholders of Firestorm, entered into an investment termination agreement with Firestorm, according to which the Company’s investment into Firestorm was terminated and Firestorm would pay the Company US$0.8 million as compensation for such termination. The compensation was fully paid to the Company in January 2024. The investment had been fully impaired by the Company in the year 2022, and therefore, the termination will lead to an investment gain of US$0.8 million in 2024.

In 2021, the Group invested in preferred shares of Infinlinx Technology Limited (“Infinlinx”) with a consideration in cash of RMB5,000. Infinlinx is a customer service provider in Indonesia. The Group applies the equity method of accounting to account for this equity investment. The Group recognized an investment gain from equity pick up of RMB190 and RMB217 in this investment for the year ended December 31, 2022 and 2023, respectively, and the amount of the investment was RMB5,190 and RMB5,407 as of December 31, 2022 and 2023, respectively.